                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Undiscovered Managers, LLC
Address: 700 North Pearl Street
         Dallas, TX  75201

Form 13F File Number:   028-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark P. Hurley
Title:            President
Phone:            214-999-7205


Signature, Place, and Date of Signing:


 /s/ Mark P. Hurley                      Dallas, TX          August 14, 2000
-----------------------------            ----------          ---------------
                  [Signature]           [City, State]             [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number
----                                                 ---------------
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              84


Form 13F Information Table Value Total:         $29,168
                                              (thousands)


List of Other Included Managers:

No.      Name                                        13F File Number
---      ----                                        ---------------
1        Bay Isle Financial Corporation              028-05490
2        E.R. Taylor Investments, Inc.               028-02877
3        Unibank                                     -
4        Waite & Associates                          028-00942

FORM 13F
December 31, 1999


                                                                                                                 Voting Authority
                                   Title                     Value      Shares/    Sh/ Put/   Invstmt  Other    -----------------
Name of Issuer                   of class       CUSIP       (x$1000)    Prn Amt    Prn Call   Dscretn  Managers Sole Shared  None
--------------                   ----------     -----       --------    -------    --- ----   -------  -------- ---- ------  ----
BP Amoco PLC                         ADR      055622104        42          700     SH         OTHER       2            700
Telesp Celular                     ADR PFD    87952L108        64        1,500     SH         OTHER       3          1,500
Xeikon NV                            ADR      984003103        70        3,900     SH         OTHER       3          3,900
Aflac Inc.                           COM      001055102        33          700     SH         OTHER       2            700
Alexandria Real Estate Eq. In.       COM      015271109       662       20,800     SH         OTHER       1         20,800
AMB Property Corp.                   COM      00163T109       801       40,200     SH         OTHER       1         40,200
American Express Co.                 COM      025816109        33          200     SH         OTHER       2            200
American General Corp.               COM      026351106       182        2,400     SH         OTHER       4          2,400
American Home Prods Corp.            COM      026609107       194        4,900     SH         OTHER     2,4          4,900
American Intl. Group Inc.            COM      026874107       224        2,075     SH         OTHER       4          2,075
Archstone Comntys Trust              COM      039581103     1,144       55,800     SH         OTHER       1         55,800
AT&T Corp.                           COM      001957109       102        2,000     SH         OTHER       4          2,000
Avalonbay Cmntys Inc.                COM      053484101     1,551       45,200     SH         OTHER       1         45,200
Avery Dennison Corp.                 COM      053611109       196        2,700     SH         OTHER     2,4          2,700
Avon Prods. Inc.                     COM      054303102        26          800     SH         OTHER       2            800
Bank of America Corporation          COM      060505104       171        3,400     SH         OTHER       4          3,400
Bank of New York Inc.                COM      064057102       228        5,700     SH         OTHER       4          5,700
Bell Atlantic Corp                   COM      077853109       209        3,400     SH         OTHER       4          3,400
Boston Properties Inc.               COM      101121101       187        6,000     SH         OTHER       1          6,000
Carramerica Rlty. Corp.              COM      144418100       528       25,000     SH         OTHER       1         25,000
Caterpillar Inc.                     COM      149123101        80        1,700     SH         OTHER       4          1,700
Chase Manhattan Corp.                COM      16161A108        27          350     SH         OTHER       2            350
Chelsea GCA Realty Inc.              COM      163262108       530       17,800     SH         OTHER       1         17,800
Citigroup Inc.                       COM      172967101        36          650     SH         OTHER       2            650
Compuware Corp.                      COM      205638109        22          600     SH         OTHER       2            600
Costco Whsl. Corp.                   COM      22160K105       228        2,500     SH         OTHER       4          2,500
Cousins Pptys. Inc.                  COM      222795106       896       26,400     SH         OTHER       1         26,400
Crescent Real Estate Equitie         COM      225756105       491       26,700     SH         OTHER       1         26,700
Dayton Hudson Corp.                  COM      239753106       228        3,100     SH         OTHER       4          3,100
Delphi Automotive Sys. Corp.         COM      247126105        24        1,537     SH         OTHER       4          1,537
Delta Air Lines Inc.                 COM      247361108        50        1,000     SH         OTHER       4          1,000
Duke Weeks Realty Corp               COM      264411505       478       24,500     SH         OTHER       1         24,500
Eastman Kodak Co.                    COM      277461109        27          400     SH         OTHER       2            400
Equity Office Properties             COM      294741103       990       40,200     SH         OTHER       1         40,200
Equity Residential Properties        COM      29476L107       171        4,000     SH         OTHER       1          4,000
Exxon Mobil Corp.                    COM      30231G102       223        2,768     SH         OTHER       4          2,768
Federal Home Ln Mtg Corp.            COM      313400301        28          600     SH         OTHER       2            600
Federal Natl. Mtg. Assn.             COM      313586109       200        3,200     SH         OTHER       4          3,200
Fleet Boston Finl Corp.              COM      339030108        38        1,100     SH         OTHER       2          1,100
Ford Motor Co.                       COM      345370100        43          800     SH         OTHER       2            800
Franchise Fin. Corp. Amer.           COM      351807102     1,010       42,200     SH         OTHER       1         42,200
Gannett Inc.                         COM      364730101        24          300     SH         OTHER       2            300
General Electric Co.                 COM      369604103       217        1,400     SH         OTHER       4          1,400


                                                                                                                 Voting Authority
                                   Title                     Value      Shares/    Sh/ Put/   Invstmt  Other    -----------------
Name of Issuer                   of class       CUSIP       (x$1000)    Prn Amt    Prn Call   Dscretn  Managers Sole Shared  None
--------------                   ----------     -----       --------    -------    --- ----   -------  -------- ---- ------  ----
General Mtrs. Corp.                  COM      370442105       160        2,200     SH         OTHER       4          2,200
Hershey Foods Corp.                  COM      427866108        71        1,500     SH         OTHER       4          1,500
Home Properties of NY, Inc.          COM      437306103       980       35,700     SH         OTHER       1         35,700
Honeywell Inc.                       COM      438516106        29          500     SH         OTHER       2            500
Illinois Tool Works Inc.             COM      452308109        74        1,100     SH         OTHER       4          1,100
Ingersoll Rand Co.                   COM      456866102       149        2,700     SH         OTHER       4          2,700
Intel Corp.                          COM      458140100       222        2,700     SH         OTHER       4          2,700
Intl. Business Machines Corp.        COM      459200101        23          210     SH         OTHER       2            210
Kilroy Realty Corp.                  COM      49427F108     1,023       46,500     SH         OTHER       1         46,500
Kimberly Clark Corp.                 COM      494368103       202        3,100     SH         OTHER       4          3,100
Kimco Realty Corp.                   COM      49446R109       234        6,900     SH         OTHER       1          6,900
Knight Ridder Inc.                   COM      499040103        33          550     SH         OTHER       2            550
Kroger Co.                           COM      501044101        25        1,300     SH         OTHER       2          1,300
Manufactured Home Cmntys.            COM      564682102     1,167       48,000     SH         OTHER       1         48,000
May Dept. Stores Co.                 COM      577778103       187        5,800     SH         OTHER       4          5,800
MGIC Investment Corp.                COM      552848103        30          500     SH         OTHER       2            500
Nationwide Health                    COM      638620104       556       40,400     SH         OTHER       1         40,400
Paine Webber Group Inc.              COM      695629105        27          700     SH         OTHER       2            700
Post Properties Inc.                 COM      737464107       968       25,300     SH         OTHER       1         25,300
Prentiss Properties Trust            COM      740706106       962       45,800     SH         OTHER       1         45,800
Prologis Trust                       COM      743410102     1,228       63,800     SH         OTHER       1         63,800
PS Business Parks Inc.               COM      69360J107       753       33,100     SH         OTHER       1         33,100
Rohm & Haas Co.                      COM      775371107        24          600     SH         OTHER       2            600
Schlumberger Limited                 COM      806857108        24          425     SH         OTHER       2            425
Smith Charles Residential            COM      832197107       761       21,500     SH         OTHER       1         21,500
Spieker Properties                   COM      848497103     1,348       37,000     SH         OTHER       1         37,000
Sterling Commerce                    COM      859205106        14          400     SH         OTHER       2            400
Storage USA                          COM      861907103     1,261       41,700     SH         OTHER       1         41,700
Sun Communities Inc.                 COM      866674104       492       15,300     SH         OTHER       1         15,300
Sun Microsystems Inc.                COM      866810104        60          780     SH         OTHER       2            780
Taubman Centers Inc.                 COM      876664103       799       74,300     SH         OTHER       1         74,300
Textron Inc.                         COM      883203101        31          400     SH         OTHER       2            400
The Macerich Company                 COM      554382101       833       40,000     SH         OTHER       1         40,000
Transocean Sedco Forex Inc.          ORD      G90078109         3           82     SH         OTHER       2             82
Unisys Corp.                         COM      909214108        35        1,100     SH         OTHER       2          1,100
United Technologies Corp.            COM      913017109        32          489     SH         OTHER       2            489
Urban Shopping Centers, Inc.         COM      917060105       860       31,700     SH         OTHER       1         31,700
Vornado Realty Trust                 COM      929042109       491       15,100     SH         OTHER       1         15,100
Wells Fargo Co.                      COM      949746101       117        2,900     SH         OTHER       4          2,900
Whirlpool Corp.                      COM      963320106       121        1,850     SH         OTHER     2,4          1,850
Xerox Corp.                          COM      984121103        93        4,100     SH         OTHER       4          4,100


REPORT SUMMARY                     84 Data Records         29,168           4 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED